Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,560,000.00
Previously Paid Amount	357.96
Total Fee Amount	905.94
Total Offset Amount	0.00
Net Fee	$ 547.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A